                                                          September 18, 2007

                                                U.S. Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                         (File No. 811-07975)

SP Advisor Variable Annuity
(File No.: 333-62242)
 SP Annuity One/Plus Variable Annuity
(File No.: 333-49230)
SP FlexElite Variable Annuity
(File No.: 333-99275)
SP Select Variable Annuity
(File No.: 333-62238)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life of
New Jersey has transmitted to the contractholders of the above-referenced variable annuities the semi-annual report of each applicable underlying fund, for the period ended June 30, 2007.  As indicated by the filing information set forth below, those semi-annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

 Filer/Entity:             Advanced Series Trust
 Registration No.:         811-05186
 CIK No.:                  0000814679
 Accession No.:            0001209286-07-000270
 Date of Filing:           09/07/2007

 Filer/Entity:             Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716

 CIK No.:                  0000928754
 Accession No.:            0001379491-07-000132
 Date of Filing:           08/17/2007

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.           811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-07-0003038
Date of Filing:            09/06/2007

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736

CIK No.:                   0000906185
Accession No.:             0001104659-07-064477
Date of Filing:            08/23/2007

Filer/Entity:              The Prudential Series Fund
Registration No.:          811-03623

CIK No.:                   0000711175
Accession No.:             0001193125-07-197243
Date of Filing:            09/07/2007

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President, Corporate Counsel

                                                          September 18, 2007

                                                  Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                         (File No. 811-07975)

Discovery Choice Variable Annuity
(File No. 333-86083)

Discovery Select Variable Annuity
(File No. 333-18117)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life of
New Jersey has transmitted to the contractholders of the above-referenced variable annuities the semi-annual report of each applicable underlying fund, for the period ended June 30, 2007.  As indicated by the filing information set forth below, those semi-annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

I

                         Filer/Entity:               AIM Variable Insurance Funds
                         Registration No.:           811-07452
                         CIK No.:                    0000896435
                         Accession No.:              000095013407-004209
                         Date of Filing:             08/23/2007

                         Filer/Entity:               AllianceBernstein Variable Products Series Fund Inc.
                         Registration No.:           811-05398

                         CIK No.:                    0000825316
                         Accession No.:              0001193125-07-189866
                         Date of Filing:             08/24/2007

                         Filer/Entity:                  American Century Variable Portfolios, Inc.
                         Registration No.:          811-05188

                         CIK No.:                   0000814680
                         Accession No.:             0000814680-07-000046
                         Date of Filing:            08/23/2007

                         Filer/Entity:                 Credit Suisse Trust
                         Registration No.:         811-07261
                         CIK No.:                  0000941568
                         Accession No.:            0001104659-07-066695
                         Date of Filing:           09/04/2007

                         Filer/Entity:                  Davis Variable Account Fund, Inc.
                         Registration No.:          811-09293
                         CIK No.:                   0001084060
                         Accession No.:             0001084060-07-000010
                         Date of Filing:            08/23/2007

                         Filer/Entity:                 Dreyfus Variable Investment Funds, Inc.
                         Registration No.:          811-05125

                         CIK No.:                   0000813383
                         Accession No.:             0000813383-07-000011
                         Date of Filing:            08/16/2007

                         Filer/Entity:                  Franklin Templeton Variable Insurance Products Trust
                         Registration No.:          811-05583

                         CIK No.:                   0000837274
                         Accession No.:             0001193125-07-189770
                         Date of Filing:            08/27/2007

                         Filer/Entity:                  Janus Aspen Series - Institutional Shares
                         Registration No.:          811-07736

                         CIK No.:                   0000906185
                         Accession No.:             0001104659-07-064477
                         Date of Filing:            08/23/2007

                         Filer/Entity:                 MFS Variable Insurance Trust
                         Registration No.:          811-08326
                         CIK No.:                   0000918571
                         Accession No.:             0000950156-07-000533
                         Date of Filing:            08/23/2007

                         Filer/Entity:                  Premier VIT
                         Registration No.:          811-08512
                         CIK No.:                   0000923185
                         Accession No.:             0001104659-07-067667
                         Date of Filing:            09/07/07

                         Filer/Entity:                  T. Rowe Price Equity Series Inc. - Equity Income
                         Portfolio

                         Registration No.:          811-07143
                         CIK No.:                   0000918294
                         Accession No.:             0000918294-07-000036
                         Date of Filing:            08/23/2007

                         Filer/Entity:               T. Rowe Price International Series, Inc. International
                         Stock Portfolio

                         Registration No.:           811-07145
                         CIK No.:                    0000918292
                         Accession No.:              0000918292-07-000007
                         Date of Filing:             08/24/2007

                         Filer/Entity               The Prudential Series Fund
                         Registration No.:          811-03623
                         CIK No.:                   0000711175
                         Accession No.:             0001193125-07-197243
                         Date of Filing:            09/07/2007

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President and Corporate Counsel

                                                          September 18, 2007

                                                U.S. Securities and Exchange Commission

                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                         (File No. 811-07975)

Premier Variable Annuity
(File No.: 333-131035)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life of
New Jersey has transmitted to the contractholders of the above-referenced variable annuity the semi-annual report of the applicable underlying fund, for the period ended June 30, 2007.  As indicated by the filing information set forth below, this annual report was filed with the Commission, and we incorporate the filing by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000270
Date of Filing:            09/07/2007

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President and Corporate Counsel